UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

lord abbett developing growth fund, inc.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2020

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2020

Important Information on Paperless Delivery

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

9	Statement of Assets and Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2020

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2020. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 through January 31, 2020).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 8/1/19 – 1/31/20” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
	8/1/19	1/31/20	8/1/19 - 1/31/20
Class A
Actual	$1,000.00	$945.10	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class C
Actual	$1,000.00	$941.40	$8.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.59	$8.62
Class F
Actual	$1,000.00	$946.00	$3.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.11	$4.06
Class F3
Actual	$1,000.00	$947.00	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05
Class I
Actual	$1,000.00	$946.40	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class P
Actual	$1,000.00	$944.30	$5.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.84
Class R2
Actual	$1,000.00	$943.40	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.60
Class R3
Actual	$1,000.00	$944.00	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$6.09
Class R4
Actual	$1,000.00	$945.10	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.36	$4.82
Class R5
Actual	$1,000.00	$946.30	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.56
Class R6
Actual	$1,000.00	$947.00	$2.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$3.05

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.95% for Class A, 1.70% for Class C, 0.80% for Class F, 0.60% for Class F3, 0.70% for Class I, 1.15% for Class P, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2020

Sector*	%**
Consumer Discretionary	15.65%
Consumer Staples	4.30%
Financials	4.90%
Health Care	29.12%
Industrials	9.71%
Information Technology	29.52%
Real Estate	1.28%
Repurchase Agreement	1.03%
Money Market Funds(a)	4.49%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)

January 31, 2020

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.22%

Aerospace & Defense 2.36%
AeroVironment, Inc.*	134,803	$8,980
Axon Enterprise, Inc.*	332,407	25,532
Cubic Corp.	137,649	8,987
Total		43,499

Banks 1.90%
CenterState Bank Corp.	392,761	8,861
Western Alliance Bancorp	476,551	26,320
Total		35,181

Beverages 0.72%
Boston Beer Co., Inc. (The) Class A*	37,163	13,244

Biotechnology 15.50%
ACADIA Pharmaceuticals, Inc.*	221,386	8,842
Acceleron Pharma, Inc.*	179,536	16,298
Amarin Corp. plc ADR*	598,846	11,109
Argenx SE ADR*	144,446	20,842
Blueprint Medicines Corp.*	207,660	13,176
Bridgebio Pharma, Inc.*	690,860	23,828
CareDx, Inc.*	438,638	10,598
ChemoCentryx, Inc.*	330,329	14,013
Coherus Biosciences, Inc.*	752,723	13,579
CRISPR Therapeutics AG (Switzerland)*(a)	207,994	10,805
Deciphera Pharmaceuticals, Inc.*	153,335	9,603
Forty Seven, Inc.*	315,308	11,626
Iovance Biotherapeutics, Inc.*	523,418	11,379
Karuna Therapeutics, Inc.*	137,985	13,096
Mirati Therapeutics, Inc.*	250,275	21,731
Myovant Sciences Ltd. (United Kingdom)*(a)	570,981	7,252
Natera, Inc.*	256,182	8,969
NextCure, Inc.*(b)	185,164	7,916
Rocket Pharmaceuticals, Inc.*	606,793	12,427
Sarepta Therapeutics, Inc.*	141,594	16,419
		Fair
		Value
Investments	Shares	(000)
Turning Point Therapeutics, Inc.*	248,894	$14,560
uniQure NV (Netherlands)*(a)	142,378	8,195
Total		286,263

Building Products 0.85%
Trex Co., Inc.*	160,722	15,789

Capital Markets 1.11%
Assetmark Financial Holdings, Inc.*	699,998	20,531

Commercial Services & Supplies 0.97%
Tetra Tech, Inc.	209,167	17,905

Communications Equipment 1.38%
Comtech Telecommunications Corp.	410,404	11,865
Lumentum Holdings, Inc.*	178,981	13,561
Total		25,426

Construction & Engineering 1.60%
MasTec, Inc.*	275,468	15,908
Quanta Services, Inc.	349,544	13,685
Total		29,593

Diversified Consumer Services 4.07%
Bright Horizons Family Solutions, Inc.*	180,660	29,579
Chegg, Inc.*	705,602	29,092
Strategic Education, Inc.	101,977	16,550
Total		75,221

Electrical Equipment 2.51%
Generac Holdings, Inc.*	447,969	46,405

Electronic Equipment, Instruments & Components 1.25%
Novanta, Inc.*	123,413	11,197
OSI Systems, Inc.*	137,879	11,932
Total		23,129

Food & Staples Retailing 0.51%
Grocery Outlet Holding Corp.*	284,996	9,331

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

January 31, 2020

		Fair
		Value
Investments	Shares	(000)
Food Products 3.29%
Beyond Meat, Inc.*(b)	264,336	$29,188
Calavo Growers, Inc.	119,098	9,124
Freshpet, Inc.*	356,984	22,447
Total		60,759

Health Care Equipment & Supplies 6.88%
Axonics Modulation Technologies, Inc.*(b)	286,104	8,306
Glaukos Corp.*	160,197	9,011
Insulet Corp.*	133,739	25,951
iRhythm Technologies, Inc.*	131,544	11,264
Masimo Corp.*	124,817	21,294
Nevro Corp.*	231,910	30,823
Penumbra, Inc.*	116,199	20,388
Total		127,037

Health Care Providers & Services 0.84%
Guardant Health, Inc.*	204,664	15,563

Health Care Technology 3.56%
Inspire Medical Systems, Inc.*	504,222	37,716
Teladoc Health, Inc.*	275,689	28,040
Total		65,756

Hotels, Restaurants & Leisure 2.82%
Planet Fitness, Inc. Class A*	407,586	32,929
Wingstop, Inc.	206,060	19,116
Total		52,045

Household Durables 2.51%
Helen of Troy Ltd.*	101,344	19,159
LGI Homes, Inc.*	341,324	27,217
Total		46,376

Information Technology Services 2.16%
Verra Mobility Corp.*	1,820,801	29,005
Wix.com Ltd. (Israel)*(a)	76,361	10,896
Total		39,901
		Fair
		Value
Investments	Shares	(000)
Insurance 2.13%
eHealth, Inc.*	238,237	$25,053
Goosehead Insurance, Inc.Class A	272,373	14,212
Total		39,265

Internet & Direct Marketing Retail 0.42%
RealReal, Inc. (The)*(b)	537,022	7,771

Internet Software & Services 0.72%
Cardlytics, Inc.*	157,664	13,231

Leisure Products 3.23%
Malibu Boats, Inc. Class A*	420,717	18,423
YETI Holdings, Inc.*(b)	1,131,579	41,144
Total		59,567

Life Sciences Tools & Services 3.26%
10X Genomics, Inc. Class A*	232,270	21,227
Repligen Corp.*	388,177	38,969
Total		60,196

Machinery 1.22%
Federal Signal Corp.	701,755	22,569

Pharmaceuticals 0.54%
GW Pharmaceuticals plc ADR*(b)	86,790	10,027

Real Estate Management & Development 1.35%
Redfin Corp.*	1,021,979	24,865

Semiconductors & Semiconductor Equipment 8.88%
Cirrus Logic, Inc.*	253,176	19,447
Inphi Corp.*	504,517	38,323
MKS Instruments, Inc.	234,319	24,561
Monolithic Power Systems, Inc.	160,865	27,535
Semtech Corp.*	278,029	13,398
Silicon Laboratories, Inc.*	172,506	16,959
SolarEdge Technologies, Inc. (Israel)*(a)	243,913	23,870
Total		164,093

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2020

		Fair
		Value
Investments	Shares	(000)
Software 16.61%
Alteryx, Inc. Class A*	210,764	$29,395
Anaplan, Inc.*	419,622	24,166
Appian Corp.*(b)	397,736	20,300
Avalara, Inc.*	343,010	29,204
Coupa Software, Inc.*	157,377	25,361
Everbridge, Inc.*	113,642	10,301
Five9, Inc.*	461,278	33,088
Globant SA (Argentina)*(a)	187,385	22,992
HubSpot, Inc.*	61,389	11,108
LivePerson, Inc.*	415,484	17,039
Medallia, Inc.*(b)	439,079	12,391
Paylocity Holding Corp.*	247,037	35,052
Q2 Holdings, Inc.*	176,999	15,433
SVMK, Inc.*	1,184,437	20,905
Total		306,735

Specialty Retail 3.39%
Dick’s Sporting Goods, Inc.	203,620	9,006
Lithia Motors, Inc. Class A	154,068	20,898
National Vision Holdings, Inc.*	537,643	18,344
RH*	68,474	14,294
Total		62,542

Trading Companies & Distributors 0.68%
Air Lease Corp.	291,828	12,531
Total Common Stocks (cost $1,408,410,101)		1,832,346
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENTS 5.80%

Repurchase Agreement 1.08%
Repurchase Agreement dated 1/31/2020, 0.85% due 2/3/2020 with Fixed Income Clearing Corp. collateralized by $20,090,000 of U.S. Treasury Note at 2.25% due 4/30/2021; value: $20,391,290; proceeds: $19,992,786 (cost $19,991,370)	$19,991	$19,991

	Shares

Money Market Funds 4.72%
Fidelity Government Portfolio(c)	78,471	78,471
CitiBank N.A.(c)	8,719	8,719
Total Money Market Funds (cost $87,189,843)		87,190
Total Short-Term Investments (cost $107,181,213)		107,181
Total Investments in Securities 105.02% (cost $1,515,591,314)		1,939,527
Liabilities in Excess of Cash, Securities Lending and Other Assets (5.02)%		(92,721)
Net Assets 100.00%		$1,846,806

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

January 31, 2020

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Common Stocks	$1,832,346	$–	$–	$1,832,346
Short-Term Investments
Repurchase Agreement	–	19,991	–	19,991
Money Market Funds	87,190	–	–	87,190
Total	$1,919,536	$19,991	$–	$1,939,527

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2020

ASSETS:
Investments in securities, at fair value including $82,636,046 of securities loaned (cost $1,515,591,314)	$1,939,526,825
Receivables:
Capital shares sold	1,188,887
Interest and dividends	41,512
Securities lending income receivable	182,479
Prepaid expenses and other assets	71,446
Total assets	1,941,011,149
LIABILITIES:
Payables:
Capital shares reacquired	4,894,066
Payable for collateral due to broker for securities lending	87,189,843
Management fee	819,067
Directors’ fees	416,454
12b-1 distribution plan	357,421
Fund administration	63,831
Accrued expenses	464,038
Total liabilities	94,204,720
Commitments and contingent liabilities
NET ASSETS	$1,846,806,429
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,411,116,237
Total distributable earnings (loss)	435,690,192
Net Assets	$1,846,806,429

See Notes to Financial Statements.	9

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2020

Net assets by class:
Class A Shares	$601,715,222
Class C Shares	$12,293,855
Class F Shares	$98,969,209
Class F3 Shares	$3,139,657
Class I Shares	$749,876,772
Class P Shares	$18,589,787
Class R2 Shares	$3,735,785
Class R3 Shares	$87,970,584
Class R4 Shares	$6,083,060
Class R5 Shares	$3,054,612
Class R6 Shares	$261,377,886
Outstanding shares by class:
Class A Shares (1.12 million shares of common stock authorized, $.001 par value)	29,990,164
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,074,572
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	4,642,169
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	124,684
Class I Shares (335.3 million shares of common stock authorized, $.001 par value)	30,008,973
Class P Shares (30 million shares of common stock authorized, $.001 par value)	979,543
Class R2 Shares (98.8 million shares of common stock authorized, $.001 par value)	202,168
Class R3 Shares (98.8 million shares of common stock authorized, $.001 par value)	4,621,908
Class R4 Shares (98.8 million shares of common stock authorized, $.001 par value)	303,312
Class R5 Shares (98.8 million shares of common stock authorized, $.001 par value)	122,257
Class R6 Shares (98.8 million shares of common stock authorized, $.001 par value)	10,381,122
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.06
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.28
Class C Shares-Net asset value	$11.44
Class F Shares-Net asset value	$21.32
Class F3 Shares-Net asset value	$25.18
Class I Shares-Net asset value	$24.99
Class P Shares-Net asset value	$18.98
Class R2 Shares-Net asset value	$18.48
Class R3 Shares-Net asset value	$19.03
Class R4 Shares-Net asset value	$20.06
Class R5 Shares-Net asset value	$24.99
Class R6 Shares-Net asset value	$25.18

10	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2020

Investment income:
Dividends	$1,328,471
Interest	189,734
Securities lending income	288,733
Total investment income	1,806,938
Expenses:
Management fee	4,799,051
12b-1 distribution plan-Class A	770,839
12b-1 distribution plan-Class C	78,679
12b-1 distribution plan-Class F	50,426
12b-1 distribution plan-Class P	43,696
12b-1 distribution plan-Class R2	12,291
12b-1 distribution plan-Class R3	232,437
12b-1 distribution plan-Class R4	7,288
Shareholder servicing	901,794
Fund administration	373,869
Registration	82,727
Reports to shareholders	56,405
Professional	39,886
Directors’ fees	25,546
Custody	14,228
Other	132,949
Gross expenses	7,622,111
Expense reductions (See Note 8)	(19,208)
Net expenses	7,602,903
Net investment loss	(5,795,965)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	150,710,318
Net change in unrealized appreciation/depreciation on investments	(263,666,254)
Net realized and unrealized gain (loss)	(112,955,936)
Net Decrease in Net Assets Resulting From Operations	$(118,751,901)

See Notes to Financial Statements.	11

Statements of Changes in Net Assets

	For the Six Months
	Ended January 31, 2020	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	July 31, 2019
Operations:
Net investment loss	$(5,795,965)	$(11,681,683)
Net realized gain (loss) on investments	150,710,318	313,011,497
Net change in unrealized appreciation/depreciation on investments	(263,666,254)	85,138,161
Net increase (decrease) in net assets resulting from operations	(118,751,901)	386,467,975
Distributions to shareholders:
Class A	(114,658,672)	(143,990,315)
Class C	(4,179,282)	(7,182,646)
Class F	(17,755,452)	(20,259,583)
Class F3	(476,152)	(554,521)
Class I	(117,432,735)	(152,166,447)
Class P	(3,744,986)	(4,878,718)
Class R2	(771,276)	(1,263,450)
Class R3	(17,648,373)	(23,230,994)
Class R4	(1,111,800)	(1,144,059)
Class R5	(356,352)	(557,791)
Class R6	(36,493,579)	(38,576,002)
Total distributions to shareholders	(314,628,659)	(393,804,526)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	142,900,053	333,218,567
Reinvestment of distributions	299,702,221	374,586,927
Cost of shares reacquired	(265,438,959)	(575,897,153)
Net increase in net assets resulting from capital share transactions	177,163,315	131,908,341
Net increase (decrease) in net assets	(256,217,245)	124,571,790
NET ASSETS:
Beginning of period	$2,103,023,674	$1,978,451,884
End of period	$1,846,806,429	$2,103,023,674

12	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset	Net	Net
	value,	investment	realized and	Total from	Net
	beginning	income	unrealized	investment	realized
	of period	(loss)(a)	gain (loss)	operations	gain
Class A
1/31/2020(c)	$26.30	$(0.09)	$(1.66)	$(1.75)	$(4.49)
7/31/2019	28.59	(0.18)	4.14	3.96	(6.25)
7/31/2018	20.61	(0.15)	8.13	7.98	–
7/31/2017	18.26	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.12)	(4.22)	(4.34)	(1.85)
7/31/2015	24.37	(0.16)	4.54	4.38	(4.30)
Class C
1/31/2020(c)	17.24	(0.11)	(1.20)	(1.31)	(4.49)
7/31/2019	21.30	(0.25)	2.44	2.19	(6.25)
7/31/2018	15.49	(0.24)	6.05	5.81	–
7/31/2017	13.82	(0.16)	1.83	1.67	–
7/31/2016	19.17	(0.20)	(3.30)	(3.50)	(1.85)
7/31/2015	20.10	(0.26)	3.63	3.37	(4.30)
Class F
1/31/2020(c)	27.61	(0.07)	(1.73)	(1.80)	(4.49)
7/31/2019	29.63	(0.15)	4.38	4.23	(6.25)
7/31/2018	21.32	(0.12)	8.43	8.31	–
7/31/2017	18.86	(0.05)	2.51	2.46	–
7/31/2016	25.16	(0.10)	(4.35)	(4.45)	(1.85)
7/31/2015	24.92	(0.12)	4.66	4.54	(4.30)
Class F3
1/31/2020(c)	31.66	(0.06)	(1.93)	(1.99)	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.09)	9.35	9.26	–
4/4/2017 to 7/31/2017(f)	22.09	(0.04)	1.57	1.53	–
Class I
1/31/2020(c)	31.48	(0.07)	(1.93)	(2.00)	(4.49)
7/31/2019	32.76	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.10)	9.31	9.21	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.51	(0.08)	(4.77)	(4.85)	(1.85)
7/31/2015	26.85	(0.10)	5.06	4.96	(4.30)
Class P
1/31/2020(c)	25.18	(0.10)	(1.61)	(1.71)	(4.49)
7/31/2019	27.72	(0.22)	3.93	3.71	(6.25)
7/31/2018	19.99	(0.15)	7.88	7.73	–
7/31/2017	17.71	(0.07)	2.35	2.28	–
7/31/2016	23.78	(0.12)	(4.10)	(4.22)	(1.85)
7/31/2015	23.81	(0.16)	4.43	4.27	(4.30)

14	See Notes to Financial Statements.

			Ratios to
			Average Net Assets:				Supplemental Data:

Net asset					Net		Net assets,	Portfolio
value,	Total		Total		investment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$20.06	(5.49	)(d)	0.95	(e)	(0.78	)(e)	$601,715	62	(d)
26.30	22.26		0.94		(0.72)		708,935	88
28.59	38.72		0.93		(0.62)		686,002	90
20.61	12.87		0.97		(0.39)		628,782	134
18.26	(18.13)		1.01		(0.65)		831,225	204
24.45	20.25		1.00		(0.66)		1,218,062	186

11.44	(5.86	)(d)	1.70	(e)	(1.54	)(e)	12,294	62	(d)
17.24	21.38		1.69		(1.47)		21,394	88
21.30	37.51		1.69		(1.37)		26,175	90
15.49	12.08		1.72		(1.14)		44,838	134
13.82	(18.79)		1.76		(1.41)		64,562	204
19.17	19.40		1.73		(1.39)		111,443	186

21.32	(5.40	)(d)	0.80	(e)	(0.64	)(e)	98,969	62	(d)
27.61	22.43		0.79		(0.58)		116,807	88
29.63	38.98		0.79		(0.48)		100,650	90
21.32	13.04		0.82		(0.25)		111,360	134
18.86	(18.05)		0.86		(0.52)		121,768	204
25.16	20.47		0.83		(0.47)		258,617	186

25.18	(5.30	)(d)	0.60	(e)	(0.44	)(e)	3,140	62	(d)
31.66	22.64		0.60		(0.39)		3,321	88
32.88	39.25		0.59		(0.31)		2,941	90
23.62	6.93	(d)	0.60	(e)	(0.50	)(e)	431	134

24.99	(5.36	)(d)	0.70	(e)	(0.54	)(e)	749,877	62	(d)
31.48	22.56		0.69		(0.48)		853,159	88
32.76	39.11		0.69		(0.37)		824,588	90
23.55	13.17		0.72		(0.14)		787,341	134
20.81	(17.96)		0.76		(0.41)		1,182,207	204
27.51	20.57		0.73		(0.39)		1,703,530	186

18.98	(5.57	)(d)	1.15	(e)	(0.98	)(e)	18,590	62	(d)
25.18	22.02		1.14		(0.92)		22,082	88
27.72	38.67		0.97		(0.66)		22,591	90
19.99	12.94		0.97		(0.40)		22,629	134
17.71	(18.18)		1.01		(0.66)		25,784	204
23.78	20.26		0.99		(0.68)		36,331	186

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset	Net	Net
	value,	investment	realized and	Total from	Net
	beginning	income	unrealized	investment	realized
	of period	(loss)(a)	gain (loss)	operations	gain
Class R2
1/31/2020(c)	$24.67	$(0.12)	$(1.58)	$(1.70)	$(4.49)
7/31/2019	27.33	(0.25)	3.84	3.59	(6.25)
7/31/2018	19.77	(0.23)	7.79	7.56	–
7/31/2017	17.58	(0.14)	2.33	2.19	–
7/31/2016	23.70	(0.18)	(4.09)	(4.27)	(1.85)
7/31/2015	23.81	(0.23)	4.42	4.19	(4.30)
Class R3
1/31/2020(c)	25.24	(0.11)	(1.61)	(1.72)	(4.49)
7/31/2019	27.79	(0.23)	3.93	3.70	(6.25)
7/31/2018	20.08	(0.20)	7.91	7.71	–
7/31/2017	17.83	(0.12)	2.37	2.25	–
7/31/2016	23.99	(0.16)	(4.15)	(4.31)	(1.85)
7/31/2015	24.03	(0.21)	4.47	4.26	(4.30)
Class R4
1/31/2020(c)	26.29	(0.09)	(1.65)	(1.74)	(4.49)
7/31/2019	28.59	(0.18)	4.13	3.95	(6.25)
7/31/2018	20.60	(0.15)	8.14	7.99	–
7/31/2017	18.25	(0.07)	2.42	2.35	–
7/31/2016	24.45	(0.10)	(4.25)	(4.35)	(1.85)
6/30/2015 to 7/31/2015(g)	24.40	(0.02)	0.07	0.05	–
Class R5
1/31/2020(c)	31.47	(0.07)	(1.92)	(1.99)	(4.49)
7/31/2019	32.75	(0.14)	5.11	4.97	(6.25)
7/31/2018	23.55	(0.11)	9.31	9.20	–
7/31/2017	20.81	(0.03)	2.77	2.74	–
7/31/2016	27.50	(0.07)	(4.77)	(4.84)	(1.85)
6/30/2015 to 7/31/2015(g)	27.44	(0.01)	0.07	0.06	–
Class R6
1/31/2020(c)	31.66	(0.06)	(1.93)	(1.99)	(4.49)
7/31/2019	32.88	(0.11)	5.14	5.03	(6.25)
7/31/2018	23.62	(0.08)	9.34	9.26	–
7/31/2017	20.85	(0.01)	2.78	2.77	–
7/31/2016	27.51	(0.04)	(4.77)	(4.81)	(1.85)
6/30/2015 to 7/31/2015(g)	27.44	(0.01)	0.08	0.07	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

16	See Notes to Financial Statements.

			Ratios to
			Average Net Assets:				Supplemental Data:

Net asset					Net		Net assets,	Portfolio
value,	Total		Total		investment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$18.48	(5.66	)(d)	1.30	(e)	(1.14	)(e)	$3,736	62	(d)
24.67	21.87		1.29		(1.06)		4,718	88
27.33	38.24		1.29		(0.97)		6,530	90
19.77	12.52		1.32		(0.75)		6,275	134
17.58	(18.47)		1.36		(1.00)		10,212	204
23.70	19.88		1.33		(0.99)		13,747	186

19.03	(5.60	)(d)	1.20	(e)	(1.04	)(e)	87,971	62	(d)
25.24	21.92		1.19		(0.97)		107,373	88
27.79	38.40		1.19		(0.88)		111,564	90
20.08	12.62		1.22		(0.64)		131,974	134
17.83	(18.37)		1.26		(0.91)		197,382	204
23.99	19.95		1.23		(0.89)		302,163	186

20.06	(5.49	)(d)	0.95	(e)	(0.78	)(e)	6,083	62	(d)
26.29	22.23		0.94		(0.73)		6,222	88
28.59	38.79		0.93		(0.63)		5,489	90
20.60	12.88		0.95		(0.38)		3,053	134
18.25	(18.18)		0.97		(0.62)		626	204
24.45	0.20	(d)	0.92	(e)	(0.82	)(e)	22	186

24.99	(5.37	)(d)	0.70	(e)	(0.55	)(e)	3,055	62	(d)
31.47	22.53		0.69		(0.48)		3,247	88
32.75	39.11		0.68		(0.38)		3,313	90
23.55	13.17		0.71		(0.12)		2,520	134
20.81	(17.93)		0.70		(0.34)		1,006	204
27.50	0.22	(d)	0.71	(e)	(0.59	)(e)	10	186

25.18	(5.30	)(d)	0.60	(e)	(0.44	)(e)	261,378	62	(d)
31.66	22.68		0.60		(0.39)		255,766	88
32.88	39.20		0.59		(0.28)		188,610	90
23.62	13.29		0.60		(0.04)		202,128	134
20.85	(17.80)		0.60		(0.19)		200,641	204
27.51	0.26	(d)	0.59	(e)	(0.47	)(e)	10	186

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, F3, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2016 through July 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2020 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2020, the effective management fee was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2020:

Distributor	Dealers’
Commissions	Concessions
$3,998	$21,636

Distributor received CDSCs of $58 and $0 for Class A and Class C shares, respectively, for the six months ended January 31, 2020.

Other Related Parties

As of January 31, 2020, the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 8.79%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2020 and fiscal year ended July 31, 2019 was as follows:

	Six Months Ended 1/31/2020 (unaudited)	Year Ended 7/31/2019
Distributions paid from:
Net long-term capital gains	$314,628,659	$393,804,526
Total distributions paid	$314,628,659	$393,804,526

As of January 31, 2020, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,438,274,668
Gross unrealized gain	450,846,910
Gross unrealized loss	(36,784,596)
Net unrealized security gain	$414,062,314

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2020 were as follows:

Purchases	Sales
$1,138,248,245	$1,266,153,996

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2020.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For six months ended January 31, 2020 the Fund engaged in cross-trade purchases of $9,070,984 and sales of $1,183,250, which resulted in net realized losses of $132,860.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$19,991,370	$–	$19,991,370
Total	$19,991,370	$–	$19,991,370

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$19,991,370	$–	$–	$(19,991,370)	$–
Total	$19,991,370	$–	$–	$(19,991,370)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2020.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

For the period ended August 7, 2019, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a Syndicated Facility with various lenders for $1.1 billion whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds entered into a Syndicated Facility with various lenders for $1.17 billion whereas SSB participates as a lender and as agent for the lenders. The Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

For the period ended August 7, 2019, the Participating Funds entered into an additional line of credit facility with SSB for $250 million (the “Bilateral Facility” and together with the Syndicated Facility, the “Facilities”). Under the Bilateral Facility, each Participating Fund may borrow up to the lesser of $250 million or one-third of Fund net assets.

Effective August 8, 2019, the Participating Funds entered into a Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted). Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Facilities are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended January 31, 2020, the Fund did not utilize the Facilities.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

For the six months ended January 31, 2020, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Such income earned from securities lending is included in Securities Lending Income on the Statement of Operations.

As of January 31, 2020, the market value of securities loaned and collateral received was as follows:

Market Value of	Collateral
Securities Loaned	Received
$82,636,046	$87,189,843

Notes to Financial Statements (unaudited)(continued)

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

These factors can affect the Fund’s performance.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,344,070	$28,259,839	2,533,856	$60,161,045
Converted from Class C*	222,617	4,881,171	159,663	3,960,186
Reinvestment of distributions	5,647,701	106,007,333	6,991,031	132,689,761
Shares reacquired	(4,177,137)	(90,770,672)	(6,723,749)	(160,492,891)
Increase	3,037,251	$48,377,671	2,960,801	$36,318,101

Class C Shares
Shares sold	50,484	$584,580	94,394	$1,422,303
Reinvestment of distributions	351,016	3,762,889	513,207	6,415,091
Shares reacquired	(208,968)	(2,817,916)	(356,484)	(5,526,253)
Converted to Class A*	(359,253)	(4,881,171)	(238,611)	(3,960,186)
Increase (decrease)	(166,721)	$(3,351,618)	12,506	$(1,649,045)

Class F Shares
Shares sold	426,061	$9,364,173	1,132,648	$27,861,522
Reinvestment of distributions	788,289	15,718,473	889,730	17,705,628
Shares reacquired	(802,429)	(18,198,218)	(1,189,240)	(29,283,329)
Increase	411,921	$6,884,428	833,138	$16,283,821

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended January 31, 2020 (unaudited)		Year Ended July 31, 2019

Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	8,483	$227,535	11,635	$356,161
Reinvestment of distributions	20,227	476,152	24,332	554,521
Shares reacquired	(8,908)	(232,502)	(20,508)	(586,581)
Increase	19,802	$471,185	15,459	$324,101

Class I Shares
Shares sold	1,326,773	$36,103,852	3,816,110	$109,225,109
Reinvestment of distributions	4,971,625	116,137,155	6,642,840	150,593,194
Shares reacquired	(3,393,281)	(90,507,101)	(8,528,902)	(240,583,019)
Increase	2,905,117	$61,733,906	1,930,048	$19,235,284

Class P Shares
Shares sold	15,190	$316,155	90,663	$2,284,636
Reinvestment of distributions	208,649	3,705,614	265,237	4,824,657
Shares reacquired	(121,327)	(2,462,919)	(293,872)	(6,905,095)
Increase	102,512	$1,558,850	62,028	$204,198

Class R2 Shares
Shares sold	11,179	$213,835	54,100	$1,203,449
Reinvestment of distributions	38,651	668,658	52,877	943,322
Shares reacquired	(38,930)	(797,363)	(154,611)	(3,696,703)
Increase (decrease)	10,900	$85,130	(47,634)	$(1,549,932)

Class R3 Shares
Shares sold	398,232	$8,203,406	1,136,267	$26,693,829
Reinvestment of distributions	990,925	17,648,372	1,273,628	23,230,982
Shares reacquired	(1,020,703)	(21,151,033)	(2,171,619)	(50,882,528)
Increase (decrease)	368,454	$4,700,745	238,276	$(957,717)

Class R4 Shares
Shares sold	57,416	$1,265,463	69,536	$1,729,775
Reinvestment of distributions	59,264	1,111,799	60,309	1,144,059
Shares reacquired	(49,998)	(1,088,875)	(85,213)	(2,074,355)
Increase	66,682	$1,288,387	44,632	$799,479

Class R5 Shares
Shares sold	53,891	$1,370,715	83,022	$2,314,160
Reinvestment of distributions	15,255	356,352	24,605	557,791
Shares reacquired	(50,065)	(1,371,186)	(105,598)	(3,234,985)
Increase (decrease)	19,081	$355,881	2,029	$(363,034)

Class R6 Shares
Shares sold	2,179,839	$56,990,500	3,367,761	$99,966,578
Reinvestment of distributions	1,448,998	34,109,424	1,576,477	35,927,921
Shares reacquired	(1,325,800)	(36,041,174)	(2,602,300)	(72,631,414)
Increase	2,303,037	$55,058,750	2,341,938	$63,263,085

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(concluded)

15.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events through March 26, 2020, the date that these financial statements were issued, and determined there were no subsequent events that require an adjustment or disclosure in the financial statements. The global impact of the coronavirus (COVID-19) has been rapidly evolving and cannot be predicted and as a result the fund’s performance may be materially and adversely impacted due to current economic and market conditions.

Supplemental Proxy Information (unaudited)

A joint special meeting of shareholders of the Fund was held on August 26, 2019. The joint special meeting was held for the purpose of electing members of the Fund’s Board of Directors. Shareholders elected the following ten (10) Directors at the joint special meeting:

•	Eric C. Fast
•	Evelyn E. Guernsey
•	Julie A. Hill
•	Kathleen M. Lutito
•	James M. McTaggart
•	Charles O. Prince
•	Karla M. Rabusch
•	Mark A. Schmid
•	Douglas B. Sieg
•	James L.L. Tullis

The results of the proxy solicitation on the preceding matter were as follows:

Lord Abbett Developing Growth Fund, Inc.

Nominee Votes	Votes For	Votes Withheld
Eric C. Fast	32,454,916.917	871,801.649
Evelyn E. Guernsey	32,498,634.394	828,084.172
Julie A. Hill	32,459,401.539	867,317.027
Kathleen M. Lutito	32,519,127.737	807,590.829
James M. McTaggart	32,458,037.579	868,680.977
Charles O. Prince	32,470,648.590	856,069.976
Karla M. Rabusch	32,478,355.819	848,362.747
Mark A. Schmid	32,519,191.821	807,526.735
Douglas B. Sieg	32,518,858.396	807,860.170
James L.L. Tullis	32,404,916.584	921,801.982

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and the Fund’s benchmark as of various periods ended June 30, 2019. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and ten-year periods, but below the median of the

Approval of Advisory Contract (continued)

performance peer group for the five-year period. The Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, the Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoint in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than

Approval of Advisory Contract (concluded)

investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended July 31 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/20)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officerof the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lORD aBBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 26, 2020

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: March 26, 2020

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: March 26, 2020